CONDENSED CONSOLIDATED STATEMENTS OF UNITHOLDERS' DEFICIT - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of period	$ (192,606)	$ (152,562)	$ (175,998)	$ (139,741)	$ (139,741)	$ (4,362)
Balance at the beginning (in units)			329,042,787	325,983,360	325,983,360
Net income (loss)	(5,819)	(6,068)	$ (10,524)	$ (12,192)	$ (21,308)	(128,865)
Other comprehensive income (loss)	(2,434)	4,547	(7,294)	3,445	8,198	3,820
Equity-based compensation	308	306	479	612	1,223	1,553
Net unit settlement			(477)	(162)	(162)
Accumulating preferred dividends	(7,145)	(6,109)	(13,882)	(11,848)	(24,208)	(18,513)
Balance at end of period	$ (207,696)	$ (159,886)	$ (207,696)	$ (159,886)	$ (175,998)	$ (139,741)
Balance at the end (in units)	332,209,476		332,209,476		329,042,787	325,983,360
Common Units
Balance at the beginning (in units)	332,210,000	329,043,000	329,043,000	325,983,000	325,983,000	325,983,000
Equity-based compensation (Units)			3,167,000	3,060,000	3,060,000
Balance at the end (in units)	332,210,000	329,043,000	332,210,000	329,043,000	329,043,000	325,983,000
Additional Paid-in Capital
Balance at beginning of period	$ 60,667	$ 60,056	$ 60,973	$ 59,912	$ 59,912	$ 58,359
Equity-based compensation	308	306	479	612	1,223	1,553
Net unit settlement			(477)	(162)	(162)
Balance at end of period	60,975	60,362	60,975	60,362	60,973	59,912
Accumulated Deficit
Balance at beginning of period	(263,338)	(217,743)	(251,725)	(205,570)	(205,570)	(64,512)
Net income (loss)	(5,713)	(6,094)	(10,589)	(12,528)	(21,947)	(129,171)
Accumulating preferred dividends	(7,145)	(6,109)	(13,882)	(11,848)	(24,208)	(18,513)
Balance at end of period	(276,196)	(229,946)	(276,196)	(229,946)	(251,725)	(205,570)
Accumulated Other Comprehensive Income
Balance at beginning of period	7,158	2,718	12,018	3,820	3,820
Other comprehensive income (loss)	(2,434)	4,547	(7,294)	3,445	8,198	3,820
Balance at end of period	4,724	7,265	4,724	7,265	12,018	3,820
Non-Controlling Interest
Balance at beginning of period	2,907	2,407	2,736	2,097	2,097	1,791
Net income (loss)	(106)	26	65	336	639	306
Balance at end of period	$ 2,801	$ 2,433	$ 2,801	$ 2,433	$ 2,736	$ 2,097